Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Comprehensive Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income (loss) before income taxes and recovery of (provision for) income taxes were as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Income (loss) before income taxes
Domestic	133,757	(55,507)
Foreign	106,607	(40,308)
	240,364	(95,815)

Current income tax recovery (expense)
Domestic	54,251	(63,120)
Foreign	(19,907)	(1,850)
	34,344	(64,970)
Deferred income tax recovery (expense)
Domestic	(12,552)	14,351
Foreign	57,353	21,592
	44,801	35,943

Recovery of (provision for) income taxes	79,145	(29,027)

Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected income tax (expense) recovery to the actual recovery of (provision for) income taxes reported in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020 and 2019 is as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Income (loss) before income taxes	240,364	(95,815)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2019 - 26.5%)	(63,711)	25,400
Permanent differences	138,601	(74,024)
Foreign tax rate differential	16,825	(1,770)
Tax credits earned during the year	1,900	1,571
Other items	4,503	1,468
Change in valuation allowance	(18,973)	18,328
Recovery of (provision for) income taxes	79,145	(29,027)

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
	$	$
Deferred tax assets
Tax loss carryforwards	101,209	59,407
Temporary differences on capital and intangible assets	50,297	44,445
Stock-based compensation expense	16,653	11,324
Accruals and reserves	21,926	10,397
Share issuance costs	14,423	6,590
Temporary differences related to lease assets and liabilities	9,292	4,526
Investment tax credits	13,448	694
Valuation allowance	(123,345)	(89,363)
Total deferred tax assets	103,903	48,020

Deferred tax liabilities
Temporary differences on intangible assets	(32,521)	(35,967)
Temporary differences on investments	(17,917)	—
Other deferred tax liabilities	(788)	(1,374)
Total deferred tax liabilities	(51,226)	(37,341)

Net deferred tax assets	52,677	10,679